Segment Information, External Customers and Long-lived Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 4,285.3	$ 2,531.2	$ 2,274.8
Long-lived assets	5,312.5	5,009.4
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,090.8	626.7	557.7
Long-lived assets	1,060.8	888.3
Europe, Middle East, and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	966.0	523.8	516.3
Long-lived assets	1,421.9	1,478.3
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,210.1	866.6	758.9
Long-lived assets	809.9	701.1
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,018.4	514.1	441.9
Long-lived assets	2,019.9	1,941.7
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	991.8	577.0	532.9
Long-lived assets	1,052.0	884.1
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	913.7	598.5	$ 490.9
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,558.9	1,414.9
Denmark
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,044.2	$ 1,096.2